WARRANT LIABILITY (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend yield	0.00%
Expected volatility	135.81%
Weighted average risk-free interest rate	2.85%
Expected life	5 years 6 months
Warrant liability		$ 175,975	$ 26,903
Warrant [Member]
Remaining warrants		11,550
Dividend yield		0.00%
Expected volatility		154.88%
Weighted average risk-free interest rate		1.39%
Expected life		3 months 8 days
Estimated fair value of the Company's common stock		$ 16.59
Warrant liability		$ 175,975
Warrant [Member] | On January 1, 2018 [Member]
Anti-dilutive provisions liability	$ 175,975